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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                      Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Europe Select Equity Fund
         SCHEDULE OF INVESTMENTS  11/30/2008

Shares                                                          Value

         PREFERRED STOCKS - 1.2 %
         Automobiles & Components - 1.2 %
         Automobile Manufacturers - 1.2 %
17,456   Porsche AG                                          $1,132,129
         Total Automobiles & Components                      $1,132,129
         TOTAL PREFERRED STOCKS
         (Cost  $4,078,352.65)                               $1,132,129
         COMMON STOCKS - 98.1 %
         Energy - 10.9 %
         Integrated Oil & Gas - 9.8 %
270,373  BG Group Plc                                        $3,879,070
108,615  Repsol SA                                            2,107,865
120,758  Royal Dutch Shell Plc                                3,206,156
                                                             $9,193,091
         Oil & Gas Equipment And Services - 1.1 %
32,968   Technip                                             $1,003,838
         Total Energy                                        $10,196,929
         Materials - 6.4 %
         Construction Materials - 2.7 %
116,786  CRH Plc                                             $2,542,703
         Diversified Chemical - 2.3 %
63,377   Akzo Nobel NV                                       $2,166,042
         Diversified Metals & Mining - 1.4 %
51,863   Rio Tinto Plc                                       $1,294,755
         Total Materials                                     $6,003,500
         Capital Goods - 12.3 %
         Aerospace & Defense - 8.6 %
604,403  Bae Systems                                         $3,328,443
122,755  Finmeccanica Spa                                     1,537,982
83,151   Thales SA                                            3,110,714
                                                             $7,977,139
         Industrial Conglomerates - 3.7 %
57,521   Siemens                                             $3,469,555
         Total Capital Goods                                 $11,446,694
         Transportation - 5.7 %
         Air Freight & Couriers - 5.7 %
121,860  Deutsche Post AG                                    $1,757,131
169,380  TNT NV                                               3,547,662
                                                             $5,304,793
         Total Transportation                                $5,304,793
         Media - 10.0 %
         Cable & Satellite - 2.5 %
113,350  Eutelsat Communications                             $2,375,156
         Movies & Entertainment - 3.8 %
123,307  Vivendi SA *                                        $3,496,209
         Publishing - 3.7 %
296,093  Elsevier NV                                         $3,481,056
         Total Media                                         $9,352,421
         Food & Drug Retailing - 2.8 %
         Food Retail - 2.8 %
569,866  Tesco Plc                                           $2,590,945
         Total Food & Drug Retailing                         $2,590,945
         Food Beverage & Tobacco - 7.4 %
         Packaged Foods & Meats - 3.7 %
146,491  Unilever NV-CVA                                     $3,425,909
         Tobacco - 3.7 %
132,515  British American Tobacco Plc                        $3,479,182
         Total Food Beverage & Tobacco                       $6,905,091
         Health Care Equipment & Services - 4.5 %
         Health Care Services - 4.5 %
96,294   Fresenius Medical Care AG                           $4,208,892
         Total Health Care Equipment & Services              $4,208,892
         Pharmaceuticals & Biotechnology - 11.3 %
         Pharmaceuticals - 11.3 %
56,860   Bayer AG *                                          $2,955,931
94,941   Bristol-Myers Squibb Co.                             1,965,279
29,028   Novartis *                                           1,357,873
30,690   Roche Holdings AG                                    4,318,066
                                                             $10,597,149
         Total Pharmaceuticals & Biotechnology               $10,597,149
         Banks - 8.1 %
         Diversified Banks - 8.1 %
69,436   BNP Paribas SA *                                    $3,850,010
210,536  Dnb Nor Asa *                                         821,684
70,253   National Bank Of Greece SA *                         1,342,358
36,155   Societe Generale                                     1,547,600
                                                             $7,561,652
         Total Banks                                         $7,561,652
         Diversified Financials - 3.7 %
         Diversified Capital Markets - 3.7 %
117,775  CS Group                                            $3,459,447
         Total Diversified Financials                        $3,459,447
         Insurance - 2.6 %
         Reinsurance - 2.6 %
17,689   Muenchener Rueckversicherungs Gesellschaft AG *     $2,416,956
         Total Insurance                                     $2,416,956
         Telecommunication Services - 4.3 %
         Wireless Telecommunication Services - 4.3 %
2,063,239Vodafone Group Plc                                  $4,038,374
         Total Telecommunication Services                    $4,038,374
         Utilities - 8.1 %
         Electric Utilities - 1.6 %
76,786   Fortum Corp. *                                      $1,544,872
         Multi-Utilities - 6.5 %
488,834  National Grid Plc                                   $5,092,686
11,161   RWE AG *                                              937,309
                                                             $6,029,995
         Total Utilities                                     $7,574,867
         TOTAL COMMON STOCKS
         (Cost  $175,292,541)                                $91,657,710
         RIGHTS/WARRANTS - 0.0 %
         Energy - 0.0 %
         Integrated Oil & Gas - 0.0 %
63,457   Royal Dutch Shell Rights Exp. 12/10/08 *            $    0
         Total Energy                                        $
         Food Beverage & Tobacco - 0.0 %
         Packaged Foods & Meats  - 0.1 %
146,491  Unilever Rights Exp. 12/3/08 *                      $    0
         Total Food Beverage & Tobacco                       $
         (Cost  $0.00)                                       $    0
         TOTAL INVESTMENT IN SECURITIES - 99.3%
         (Cost  $139,255,333) (a)                            $92,789,839
         OTHER ASSETS AND LIABILITIES - 0.7%                 $ 615,129
         TOTAL NET ASSETS - 100.00%                          $93,404,968

*        Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $139,530,399 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost       $ 6,559,666

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value       (53,300,226)

         Net unrealized loss                                  $(46,740,560)


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                                              Investments
                                                              in Securities
Level 1 - Quoted Prices                                      $    0
Level 2 - Other Significant Observable Inputs                 92,789,839
Level 3 - Significant Unobservable Inputs                         0
Total                                                        $92,789,839


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.